Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred income tax
Summary of movement on the deferred income tax account, major components of deferred tax assets and liabilities at the year end and their changes during the year

	2022	2021
	£m	£m
At 1 January	(66)	(57)
Exchange differences	27	2
Acquisition of companies and businesses	(446)	(8)
Credited to the income statement	14	(8)
Credited to other comprehensive income	5	—
Charged to equity	(2)	5
At 31 December	(468)	(66)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset within non-current assets	43	42
Deferred tax liability within non-current liabilities	(511)	(108)
	(468)	(66)

	Customer	Accelerated
	lists/	tax		IFRS 15	Tax	Share-based
	intangibles	depreciation	Provisions	Contracts	losses	payments	Other[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	76	44	(45)	8	(18)	(9)	1	57
Exchange differences	—	(1)	(1)	—	—	—	—	(2)
Recognised in income statement	1	7	(7)	1	4	(1)	3	8
Recognised in equity	—	—	—	—	—	(5)	—	(5)
Acquired in business combinations	7	—	1	—	—	—	—	8
At 31 December 2021	84	50	(52)	9	(14)	(15)	4	66

At 1 January 2022	84	50	(52)	9	(14)	(15)	4	66
Exchange differences	(32)	—	8	(2)	—	—	(1)	(27)
Recognised in income statement	(1)	(4)	(4)	2	(2)	(3)	(2)	(14)
Recognised in other comprehensive income	—	—	—	—	(4)	—	(1)	(5)
Recognised in equity	—	—	—	—	—	2	—	2
Acquired in business combinations	519	29	(123)	24	(3)	—	—	446
At 31 December 2022	570	75	(171)	33	(23)	(16)	—	468
1.	Included within other deferred tax assets/liabilities are retirement benefits and unremitted earnings from subsidiaries.